Personnel expenses	12 Months Ended
Mar. 31, 2019
Personnel expenses
Personnel Expenses

11  Personnel expenses

	March 31,
	2017	2018	2019
Salaries, wages and other short term employee benefits	1,392,666	1,981,076	2,076,918
Contributions to defined contribution plans	77,822	104,958	105,863
Expenses related to defined benefit plans	14,716	26,589	24,575
Share based compensation costs	586,932	729,920	282,883
Employee welfare expenses	43,172	60,297	59,975
Total	2,115,308	2,902,840	2,550,214